Long-term debt and current portion of long-term debt (Details 6) - EUR (€) € in Millions		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
A. Cash and cash equivalents		€ 7,363	€ 5,674	€ 5,209	€ 6,614
B. Held-for-trading financial assets	[1]	6,012	6,166
C. Available-for-sale financial assets	[2]	207	238
D. Liquidity (A+B+C)		13,582	12,078
E. Financing receivables		209	385
F. Short-term debt towards banks		201	155
G. Long-term debt towards banks		4,001	4,286
H. Bonds		18,352	19,386
I. Short-term debt towards related parties		164	191
L. Other short-term liabilities		1,877	3,050
M. Other long-term liabilities		112	171
N. Total borrowings (F+G+H+I+L+M)		24,707	27,239
O. Net borrowings (N-D-E)		10,916	14,776
Current Assets And Liabilities [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
A. Cash and cash equivalents		7,363	5,674
B. Held-for-trading financial assets		6,012	6,166
C. Available-for-sale financial assets		207	238
D. Liquidity (A+B+C)		13,582	12,078
E. Financing receivables		209	385
F. Short-term debt towards banks		201	155
G. Long-term debt towards banks		801	272
H. Bonds		1,445	2,959
I. Short-term debt towards related parties		164	191
L. Other short-term liabilities		1,877	3,050
M. Other long-term liabilities		40	48
N. Total borrowings (F+G+H+I+L+M)		4,528	6,675
O. Net borrowings (N-D-E)		(9,263)	(5,788)
Non-current Assets And Liabilities [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
G. Long-term debt towards banks		3,200	4,014
H. Bonds		16,907	16,427
M. Other long-term liabilities		72	123
N. Total borrowings (F+G+H+I+L+M)		20,179	20,564
O. Net borrowings (N-D-E)		€ 20,179	€ 20,564

[1]	Income or expense were recognized in the profit and loss account within “Finance income (expense)”.
[2]	In the profit and loss account, economic effects were essentially recognized as expense within “Purchase, services and other” for €933 million (expense for €840 million in 2016) (impairments net of reversal) and as expense for €25 million within “Finance income (expense)” (expense for €276 million in 2016) (exchange rate differences at year-end and amortized cost).